Contents of Significant Accounts - Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, current	$ 5,753,379	$ 187,896	$ 3,213,057
Financial assets at fair value through other comprehensive income, non-current	11,930,581	$ 389,634	11,976,543
Total	17,683,960		15,189,600
Common stocks [member]
Disclosure of financial assets [line items]
Total	17,508,897		15,007,053
Preferred stocks [member]
Disclosure of financial assets [line items]
Total	$ 175,063		$ 182,547